Other Liabilities	12 Months Ended
Jun. 30, 2025
Other Liabilities
Other Liabilities

16.	Other Liabilities

On January 30, 2023, the Company granted 36,154 RSUs to various directors, of which 30,769 RSUs contained a put right option (the “Put Right Option”) where the directors can elect to settle in cash or in equity. These RSUs vest at various stages pending conditions of certain milestones. These RSUs with the Put Right Option are classified as other liabilities on the consolidated statements of financial position.

As at August 9, 2023, 12,308 RSUs with the Put Right Option had met certain milestones required to vest. On September 26, 2023, the Company paid $534,240 (USD $400,000) to redeem these 12,308 RSUs at the Put Purchase Price.

On January 10, 2025, the remaining 18,461 RSUs with the Put Right Option were exercised. The Company paid $863,280 (USD $600,000) to redeem these 18,461 RSUs at the Put Right Exercise Price.

During the year ended June 30, 2025, stock-based compensation of $89,449 was recorded in connection to the vesting of these RSUs on the consolidated statements of loss and comprehensive loss (2024 - $487,520; 2023 - $820,612).